CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (USD $)	Total USD ($)	Common Shares	Equity Units	Amount USD ($)	Contributed Surplus USD ($)	Common Shares and Equity Units Held by Affiliates USD ($)	Stock Options USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive income (loss) USD ($)	KSOP Debt USD ($)
Balance at Dec. 31, 2009				$ 242,207,200	$ 5,171,603	$ (636,267)	$ 14,448,889	$ (246,934,463)	$ (277,225)	$ (110,691)
Balance (in shares) at Dec. 31, 2009		57,694,997	500,236
Net loss								(21,637,130)
Other comprehensive income	1,495,140								1,495,140
Stock option compensation							99,532
Fair value of options exercised				29,851			(29,851)
Common shares issued for:
Option exercises				43,661
Option exercises (in shares)		150,554
Services				1,503,566
Services (in shares)		924,300
Decrease in shares held by affiliates				(201,820)		636,267
Balance at Dec. 31, 2010				243,582,458	5,171,603		14,518,570	(268,571,593)	1,217,915	(110,691)
Balance (in shares) at Dec. 31, 2010		58,769,851	500,236
Net loss								(23,612,393)
Other comprehensive income									(1,176,173)
Other comprehensive income	(1,176,173)
Stock option compensation							2,723,577
Fair value of options exercised				98,869			(98,869)
Common shares issued for:
Option exercises				15,778
Option exercises (in shares)		95,921
Services				326,160
Services (in shares)		178,200
KSOP allocation										110,691
Balance at Dec. 31, 2011	(25,804,098)			244,023,265	5,171,603		17,143,278	(292,183,986)	41,742
Balance (in shares) at Dec. 31, 2011		59,043,972	500,236
Net loss								(10,025,101)
Other comprehensive income									169,941
Other comprehensive income	169,941
Stock option compensation							2,682,742
Fair value of options exercised				63,137			(63,137)
Common shares issued for:
Convertible notes restructure				37,185,877
Convertible notes restructure (in shares)		12,412,501
Option exercises				81,925
Option exercises (in shares)		52,500
Services				2,128,575
Services (in shares)		702,500
Balance at Dec. 31, 2012	$ 6,419,861			$ 283,482,779	$ 5,171,603		$ 19,762,883	$ (302,209,087)	$ 211,683
Balance (in shares) at Dec. 31, 2012		72,211,473	500,236